10-Q Variable interest entities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Variable Interest Entity [Line Items]
Cash	$ 93,759	$ 107,553	$ 89,213	$ 93,026		$ 83,219
Accounts receivable	71,546		76,339	66,031
Inventories, net	241,284		225,022	216,937
Other current assets	5,500		5,900	3,000
Total current assets	461,516		448,623	434,365
Property, plant and equipment, net	509,153		520,386	542,604
Right-of-use assets	112,147		113,274	115,829
Intangible assets, net and goodwill	982,061		1,011,115	1,085,397
Other long-term assets	17,879		13,396	14,982
Total assets	2,811,578		2,845,315	2,949,708
Accounts payable	76,100		74,725	79,129
Accrued expenses	102,089		110,493	102,188
Income tax payable	21,661		18,952	23,414
Total current liabilities	296,342		294,314	387,925
Deferred tax liability	204,160		212,002	244,773
Lease liabilities, operating - net of current	97,513		102,346	106,192
Long-term debt	525,077		512,922	466,897
Uncertain tax position	439,228		531,508	392,188
Other long-term liabilities	1,479		1,237	1,133
Total liabilities	1,902,469		2,005,034	1,956,315
Total shareholders' equity	821,112	814,021	756,350	861,214		1,050,642		$ 1,279,705
Total revenues, net	324,231	306,624	1,268,135	1,334,299	[1]	1,336,375	[1]
Net comprehensive loss attributable to Curaleaf Holdings, Inc.	69,799	(61,063)	(231,070)	(215,423)	[1]	(281,197)	[1]
Reclassifications
Variable Interest Entity [Line Items]
Total shareholders' equity						(488)		$ 0
VIE
Variable Interest Entity [Line Items]
Cash	84,536		77,119	78,238
Accounts receivable	47,305		47,701	51,624
Inventories, net	210,972		195,184	198,203
Other current assets	36,572		37,369	40,513
Total current assets	379,385		357,373	368,578
Property, plant and equipment, net	463,077		474,338	507,484
Right-of-use assets	194,692		201,434	216,404
Intangible assets, net and goodwill	1,323,842		1,343,581	1,422,480
Other long-term assets	17,253		15,454	33,555
Total assets	2,378,249		2,392,180	2,548,501
Accounts payable	64,594		57,622	68,872
Accrued expenses	55,775		88,060	85,105
Income tax payable	16,674		14,218	22,107
Other current liabilities	51,876		49,178
Total current liabilities	188,919		209,078	336,002
Deferred tax liability	157,225		163,433	191,964
Lease liabilities, operating - net of current	228,134		239,223	253,598
Long-term financial obligation	197,743		202,901	201,687
Long-term debt	493,986		449,168	419,073
Uncertain tax position	439,228		531,508	392,188
Other long-term liabilities	1,240		1,114	3,079
Total liabilities	1,706,475		1,796,425	1,797,591
Total shareholders' equity	671,774		595,755	750,910
Total revenues, net	276,987	306,624	1,095,657	1,228,749		1,272,443
Net comprehensive loss attributable to Curaleaf Holdings, Inc.	79,803	(51,050)	(204,268)	(192,950)		(222,006)
VIE | Reclassifications
Variable Interest Entity [Line Items]
Income tax payable				(172,100)
Total current liabilities	(288,500)		(287,600)
Deferred tax liability			3,900
Long-term debt	19,400		1,200	(24,700)
Uncertain tax position	157,100		271,900	150,300
Other long-term liabilities	(3,700)
Total liabilities	(115,800)		(10,600)	(2,900)
Total shareholders' equity	115,800		10,600	2,900
Net comprehensive loss attributable to Curaleaf Holdings, Inc.	$ 115,500	$ (10,000)	$ (15,600)	$ (2,900)		$ (10,500)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.